THE ADVISORS' INNER CIRCLE FUND

                          ICM SMALL COMPANY PORTFOLIO
                                  (THE "FUND")

                       SUPPLEMENT DATED DECEMBER 18, 2017
                          TO THE FUND'S PROSPECTUS AND
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI"),
            EACH DATED MARCH 1, 2017, AS SUPPLEMENTED MARCH 1, 2017

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
                                     IN THE
         PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE
                              PROSPECTUS AND SAI.

     1. IN THE PROSPECTUS, THE PARAGRAPH UNDER THE HEADING "INFORMATION ABOUT PORTFOLIO HOLDINGS" IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

The Fund generally publishes a complete list of its portfolio holdings on a monthly basis, fifteen (15) days after the end of the previous month. For example, the Fund's investments as of the end of January would ordinarily be published on February 15. The Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. The portfolio information described above can be found on the internet at http://aicfundholdings.com/icm. This information will generally remain available until it is replaced by new portfolio holdings information as described above. The Adviser may exclude any portion of the Fund's portfolio holdings from such publication when deemed to be in the best interest of the Fund. Please consult the SAI for a full description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

     2. IN THE SAI, THE THIRD PARAGRAPH UNDER THE HEADING "PORTFOLIO HOLDINGS" IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

Reports filed with the SEC on Form N-Q and Form N-CSR are not distributed to Fund shareholders but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. Should the Fund include only a Summary Schedule rather than a complete schedule of investments in its Semi-Annual or Annual Reports, its Form N-CSR will be available without charge, upon request, by calling 1-866-234-5426. In addition, the Fund generally publishes a complete list of its portfolio holdings on a monthly basis, fifteen (15) days after the end of the previous month. For example, the Fund's investments as of the end of January would ordinarily be published on February 15. The Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. The portfolio information described above can be found on the internet at http://aicfundholdings.com/icm. This information will generally remain available until it is replaced by new portfolio holdings information as described above. The Adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 ICM-SK-008-0100